Quarterly Holdings Report
for
Fidelity Advisor® Technology Fund
October 31, 2023
AFTF-NPRT1-1223
1.809103.120
Common Stocks - 95.9%
	Shares	Value ($)
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	9,410	3,079,482
Communications Equipment - 4.4%
Communications Equipment - 4.4%
Cisco Systems, Inc.	3,835,900	199,965,467
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc.	29,110	645,281
Electronic Equipment, Instruments & Components - 0.3%
Electronic Equipment & Instruments - 0.3%
Keysight Technologies, Inc. (a)	126,300	15,414,915
Entertainment - 0.7%
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	80,266	33,044,710
Financial Services - 2.4%
Transaction & Payment Processing Services - 2.4%
MasterCard, Inc. Class A	249,700	93,974,595
Visa, Inc. Class A	57,016	13,404,462
		107,379,057
Ground Transportation - 2.0%
Cargo Ground Transportation - 0.0%
TuSimple Holdings, Inc. (a)	86,300	92,341
Passenger Ground Transportation - 2.0%
Lyft, Inc. (a)	713,642	6,544,097
Uber Technologies, Inc. (a)	1,958,764	84,775,306
		91,319,403
TOTAL GROUND TRANSPORTATION		91,411,744
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. Class A (a)	405,500	47,966,595
Interactive Media & Services - 0.7%
Interactive Media & Services - 0.7%
Snap, Inc. Class A (a)	3,041,667	30,447,087
IT Services - 4.0%
Internet Services & Infrastructure - 4.0%
MongoDB, Inc. Class A (a)	67,742	23,343,216
Okta, Inc. (a)	2,063,700	139,114,017
Shopify, Inc. Class A (a)	443,200	20,914,608
		183,371,841
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(b)	387,462	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(b)	387,462	201,802
Professional Services - 0.7%
Human Resource & Employment Services - 0.7%
Paycom Software, Inc.	135,269	33,136,847
Semiconductors & Semiconductor Equipment - 31.6%
Semiconductor Materials & Equipment - 1.8%
ASML Holding NV (Netherlands)	53,700	32,280,166
Teradyne, Inc.	581,200	48,396,524
		80,676,690
Semiconductors - 29.8%
Arm Holdings Ltd. ADR (c)	43,400	2,139,186
GlobalFoundries, Inc. (a)	2,428,406	120,497,506
Marvell Technology, Inc.	3,721,260	175,717,897
Microchip Technology, Inc.	291,600	20,788,164
NVIDIA Corp.	1,512,500	616,797,500
NXP Semiconductors NV	1,081,245	186,439,075
ON Semiconductor Corp. (a)	2,563,100	160,552,584
Taiwan Semiconductor Manufacturing Co. Ltd.	4,502,000	73,472,370
		1,356,404,282
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,437,080,972
Software - 30.9%
Application Software - 8.2%
Bill Holdings, Inc. (a)	509,000	46,466,610
Convoy, Inc. warrants (a)(b)(d)	5,358	0
Dynatrace, Inc. (a)	615,500	27,519,005
HashiCorp, Inc. (a)	1,111,779	21,890,929
HubSpot, Inc. (a)	84,403	35,767,459
Intuit, Inc.	18,100	8,958,595
Manhattan Associates, Inc. (a)	136,877	26,688,277
Pine Labs Private Ltd. (a)(b)(d)	3,660	1,148,105
Salesforce, Inc. (a)	729,739	146,553,483
Splunk, Inc. (a)	384,480	56,580,077
		371,572,540
Systems Software - 22.7%
Microsoft Corp.	2,594,800	877,327,829
ServiceNow, Inc. (a)	268,469	156,208,688
		1,033,536,517
TOTAL SOFTWARE		1,405,109,057
Technology Hardware, Storage & Peripherals - 17.0%
Technology Hardware, Storage & Peripherals - 17.0%
Apple, Inc.	4,359,116	744,406,239
Seagate Technology Holdings PLC	303,655	20,724,454
Super Micro Computer, Inc. (a)	36,300	8,692,761
		773,823,454
TOTAL COMMON STOCKS (Cost $2,590,660,525)		4,362,078,311

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 1.4%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(d)	482,616	10,274,895

Broadline Retail - 0.1%
Broadline Retail - 0.1%
Meesho Series F (a)(b)(d)	46,600	3,030,398

Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(d)	14,100	631,680

Electronic Equipment, Instruments & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Enevate Corp. Series E (a)(b)(d)	9,477,386	7,961,004

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(d)	500	129,675

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(b)(d)	26,036	6,083,311
Reddit, Inc.:
Series D(a)(b)(d)	94,300	2,937,445
Series E(a)(b)(d)	5,300	165,095
Series F(a)(b)(d)	154,614	4,816,226
		14,002,077
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(d)	151,757	4,440,410

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Materials & Equipment - 0.2%
Astera Labs, Inc.:
Series A(a)(b)(d)	144,502	1,369,879
Series B(a)(b)(d)	24,603	233,236
Series C(a)(b)(d)	135,400	1,283,592
Series D(a)(b)(d)	590,802	5,600,803
		8,487,510
Semiconductors - 0.1%
Retym, Inc. Series C (b)(d)	139,441	1,031,863
SiMa.ai:
Series B(a)(b)(d)	231,000	1,422,960
Series B1(a)(b)(d)	100,683	722,904
Xsight Labs Ltd. Series D (a)(b)(d)	101,300	455,850
		3,633,577
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		12,121,087

Software - 0.2%
Application Software - 0.2%
Convoy, Inc. Series D (a)(b)(d)	81,762	1
Databricks, Inc.:
Series G(a)(b)(d)	37,800	2,778,300
Series H(a)(b)(d)	99,786	7,334,271
Series I(b)(d)	1,265	92,978
		10,205,550
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(b)(d)	6,600	365,772

TOTAL SOFTWARE		10,571,322

Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(d)	82,421	1,312,967

TOTAL CONVERTIBLE PREFERRED STOCKS		64,475,515
Nonconvertible Preferred Stocks - 0.2%
Software - 0.2%
Application Software - 0.2%
Pine Labs Private Ltd.:
Series 1(a)(b)(d)	8,747	2,743,846
Series A(a)(b)(d)	2,186	685,726
Series B(a)(b)(d)	2,378	745,955
Series B2(a)(b)(d)	1,923	603,226
Series C(a)(b)(d)	3,578	1,122,383
Series C1(a)(b)(d)	754	236,522
Series D(a)(b)(d)	806	252,834
		6,390,492
TOTAL PREFERRED STOCKS (Cost $79,305,494)		70,866,007

Corporate Bonds - 0.1%
	Principal Amount (e)	Value ($)
Convertible Bonds - 0.0%
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(d)	35,680	0

Nonconvertible Bonds - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(d)	2,982,393	2,967,481

TOTAL CORPORATE BONDS (Cost $3,018,073)		2,967,481

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (b)(d)(f) (Cost $370,000)	370,000	344,840

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.87% (g)	66,338,981	66,352,249
Fidelity Securities Lending Cash Central Fund 3.62% (g)(h)	2,121,488	2,121,700
TOTAL MONEY MARKET FUNDS (Cost $68,473,949)		68,473,949

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $2,741,828,041)	4,504,730,588
NET OTHER ASSETS (LIABILITIES) - 0.9%	42,498,746
NET ASSETS - 100.0%	4,547,229,334

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,326,433 or 1.7% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	2,982,393

Astera Labs, Inc. Series A	5/17/22	1,469,513

Astera Labs, Inc. Series B	5/17/22	250,200

Astera Labs, Inc. Series C	8/24/21	455,188

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	6,008,161

ByteDance Ltd. Series E1	11/18/20	2,852,873

Convoy, Inc. Series D	10/30/19	1,107,057

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	35,680

Databricks, Inc. Series G	2/01/21	2,234,836

Databricks, Inc. Series H	8/31/21	7,332,688

Databricks, Inc. Series I	9/14/23	92,978

Diamond Foundry, Inc. Series C	3/15/21	3,642,168

Discord, Inc. Series I	9/15/21	275,312

Enevate Corp. Series E	1/29/21	10,507,436

GoBrands, Inc. Series G	3/02/21	3,521,014

Lightmatter, Inc. Series C	5/19/23	1,356,386

Meesho Series F	9/21/21	3,572,929

Pine Labs Private Ltd.	6/30/21	1,364,668

Pine Labs Private Ltd. Series 1	6/30/21	3,261,406

Pine Labs Private Ltd. Series A	6/30/21	815,072

Pine Labs Private Ltd. Series B	6/30/21	886,661

Pine Labs Private Ltd. Series B2	6/30/21	717,010

Pine Labs Private Ltd. Series C	6/30/21	1,334,093

Pine Labs Private Ltd. Series C1	6/30/21	281,136

Pine Labs Private Ltd. Series D	6/30/21	300,525

Reddit, Inc. Series D	2/04/19	2,045,018

Reddit, Inc. Series E	5/18/21	225,113

Reddit, Inc. Series F	8/11/21	9,554,279

Relativity Space, Inc. Series E	5/27/21	11,020,585

Retym, Inc. Series C	5/17/23 - 6/20/23	1,085,102

SiMa.ai Series B	5/10/21	1,184,429

SiMa.ai Series B1	4/25/22 - 10/17/22	713,934

Tenstorrent, Inc. Series C1	4/23/21	392,398

Tenstorrent, Inc. 0%	4/23/21	370,000

Xsight Labs Ltd. Series D	2/16/21	809,995

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.87%	12,460,075	223,561,078	169,668,904	1,474,623	-	-	66,352,249	0.1%
Fidelity Securities Lending Cash Central Fund 3.62%	5,023,259	31,757,003	34,658,562	1,602	-	-	2,121,700	0.0%
Total	17,483,334	255,318,081	204,327,466	1,476,225	-	-	68,473,949

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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